Equity, Share Capital (Details) $ / shares in Units, $ in Thousands				12 Months Ended
		Apr. 27, 2023 $ / shares	Jan. 27, 2022 AUD ($) $ / shares shares	Dec. 31, 2024 AUD ($) shares	Dec. 31, 2023 AUD ($) shares	Dec. 31, 2022 AUD ($) shares	Jul. 31, 2024 $ / shares	May 03, 2024 $ / shares shares	May 03, 2024 $ / shares shares	Apr. 11, 2024 $ / shares shares	Apr. 09, 2024 $ / shares shares	Apr. 09, 2024 $ / shares shares	Nov. 01, 2023 $ / shares
Share capital [Abstract]
Beginning balance | $				$ 446,268
Shares issued | $				142,428	$ 32,724	$ 175,000
Transaction costs arising on new share issues | $						$ (7,816)
Ending balance | $				$ 596,776	$ 446,268
Share price (in dollars per share) | $ / shares								$ 18.05
Number of fully paid shares issued (in shares) | shares								409,026	409,026
Weighted average ordinary shares (in shares) | shares				331,226,000	319,181,000	310,644,000
Iso Therapeutics [Member]
Share capital [Abstract]
Share price (in dollars per share) | (per share)											$ 12.42	$ 12.42
Number of fully paid shares issued (in shares) | shares											717,587	717,587
ARTMS [Member]
Share capital [Abstract]
Share price (in dollars per share) | $ / shares										$ 12.62
Number of fully paid shares issued (in shares) | shares										5,674,365
QSAM Biosciences [Member]
Share capital [Abstract]
Share price (in dollars per share) | (per share)							$ 18.2	$ 14.8	$ 14.8
Number of fully paid shares issued (in shares) | shares								3,671,120	3,671,120
Share Capital [Member]
Share capital [Abstract]
Beginning balance (in shares) | shares				323,727,000	316,343,000	285,073,000
Beginning balance | $				$ 446,268	$ 370,972	$ 170,840
Shares issued through the exercise of share options and warrants (in shares) | shares	[1]			525,000	3,879,000	8,543,000
Shares issued through the exercise of share options and warrants | $	[1]			$ 8,080	$ 42,572	$ 32,948
Contributions of equity (in shares) | shares	[2]			0	0	22,727,000
Contributions of equity | $	[2]			$ 0	$ 0	$ 175,000
Shares issued (in shares) | shares			22,727,000
Shares issued | $				$ 142,428	$ 32,724	$ 175,000
Transaction costs arising on new share issues (in shares) | shares				0	0	0
Transaction costs arising on new share issues | $				$ 0	$ 0	$ (7,816)
Ending balance (in shares) | shares				334,725,000	323,727,000	316,343,000
Ending balance | $				$ 596,776	$ 446,268	$ 370,972
Share price (in dollars per share) | $ / shares			$ 7.7
Institutional placement cost | $			$ 175,000
Transaction cost | $			$ 7,816
Volume weighted average period				10 days
Volume weighted average price (in dollars per share) | $ / shares		$ 8.73
Share Capital [Member] | Dedicaid GmbH [Member]
Share capital [Abstract]
Shares issued (in shares) | shares	[3]			0	207,000	0
Shares issued | $	[3]			$ 0	$ 1,829	$ 0
Share Capital [Member] | Lightpoint Medical [Member]
Share capital [Abstract]
Shares issued (in shares) | shares	[4]			0	3,298,000	0
Shares issued | $	[4]			$ 0	$ 30,895	$ 0
Share price (in dollars per share) | $ / shares													$ 9.3659
Share Capital [Member] | Iso Therapeutics [Member]
Share capital [Abstract]
Shares issued through the exercise of share options and warrants (in shares) | shares	[5]			718,000	0	0
Shares issued through the exercise of share options and warrants | $	[5]			$ 8,912	$ 0	$ 0
Share Capital [Member] | ARTMS [Member]
Share capital [Abstract]
Contributions of equity (in shares) | shares	[6]			5,675,000	0	0
Contributions of equity | $	[6]			$ 71,610	$ 0	$ 0
Share Capital [Member] | QSAM Biosciences [Member]
Share capital [Abstract]
Shares issued (in shares) | shares	[7]			4,080,000	0	0
Shares issued | $	[7]			$ 61,906	$ 0	$ 0
Ordinary Shares [Member] | Share Capital [Member]
Share capital [Abstract]
Weighted average ordinary shares (in shares) | shares				331,226,491	319,180,783

[1]	Options exercised during the year through the employee Equity Incentive Plan resulted in 525,000 (2023: 3,879,000, 2022: 8,543,000) shares being issued of total value of $8,080,000 (2023: $42,572,000, 2022: $32,948,000).
[2]	On January 27,2022, the Group completed a $175,000,000 institutional placement of 22,727,000 new, fully paid ordinary shares at a price of $7.70 per share. As part of this placement, the Group also incurred $7,816,000 of associated transaction costs.
[3]	On April 27, 2023, the Group completed the acquisition of Dedicaid GmbH. The consideration for the acquisition comprised 207,000 in Telix shares at a 10-day volume weighted average price of shares on the execution date of $8.73 per share.
[4]	On November 1, 2023, the Group completed the acquisition of Lightpoint through the issue of 3,298,000 fully paid ordinary Telix shares at $9.3659 per share.
[5]	On April 9, 2024, the Group completed the acquisition of IsoTherapeutics. The consideration included the issue of 717,587 fully paid ordinary Telix shares at $12.42 per share.
[6]	On April 11, 2024, the Group completed the acquisition of ARTMS. The consideration included the issue of 5,674,365 fully paid ordinary Telix shares at $12.62 per share.
[7]	On May 3, 2024, the Group completed the acquisition of QSAM. The purchase price included the issue of 3,671,120 fully paid ordinary Telix shares at $14.80 per share and a further 409,026 fully paid ordinary Telix shares at $18.05 per share.